                        PUTNAM HARTFORD CAPITAL MANAGER
                                    SERIES V
                 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
                        HARTFORD LIFE INSURANCE COMPANY
      SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE -- The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Designated Period, Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Joint and Last Survivor Life Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

    You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 120 months. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

    These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with 120, 180 or 240 Monthly Payments Certain or the Payments for a Designated Period Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the sub-section entitled, "When do you want Annuity Payouts to begin?", the third and fourth sentences of the first paragraph are deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with period certain payouts for 120 months.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

    The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

The "Accumulation Unit Value" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for Putnam American Government Income Sub-Account, Putnam Growth Opportunitites Sub-Account and Putnam Technology Sub-Account because, as of December 31, 1999 the Sub-Accounts had not yet commenced operations.

                                                                   YEAR ENDED DECEMBER 31,
                               ------------------------------------------------------------------------------------------------
                                WITHOUT THE    WITH THE OPTIONAL
                               OPTIONAL DEATH    DEATH BENEFIT
                                  BENEFIT         (UNAUDITED)
                                    1999             1999          1998     1997     1996     1995     1994     1993     1992
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM ASIA PACIFIC GROWTH
 SUB-ACCOUNT
 (Inception date May 1, 1995)
Accumulation Unit Value at
 beginning of period              $ 8.552           $ 9.994       $ 9.176  $10.903  $10.135  $10.000       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $17.505           $17.488       $ 8.552  $ 9.176  $10.903  $10.135       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     5,434                 5         3,614    4,108    4,437    1,040       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME
 SUB-ACCOUNT
 (Inception date
 September 15, 1993)
Accumulation Unit Value at
 beginning of period              $12.489           $12.713       $12.841  $12.127  $11.302  $ 9.622  $10.188  $10.000       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $12.532           $12.520       $12.489  $12.841  $12.127  $11.302  $ 9.622  $10.188       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    25,272                47        27,362   24,442   20,955   14,967   13,403    4,428       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period              $10.242           $10.984       $10.000       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $10.063           $10.053       $10.242       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    12,226                84         4,571       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------

                                YEAR ENDED DECEMBER 31,
                               -------------------------

                                1991     1990     1989
-----------------------------
PUTNAM ASIA PACIFIC GROWTH
 SUB-ACCOUNT
 (Inception date May 1, 1995)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM DIVERSIFIED INCOME
 SUB-ACCOUNT
 (Inception date
 September 15, 1993)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM THE GEORGE PUTNAM
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------

                                                                   YEAR ENDED DECEMBER 31,
                               ------------------------------------------------------------------------------------------------
                                WITHOUT THE    WITH THE OPTIONAL
                               OPTIONAL DEATH    DEATH BENEFIT
                                  BENEFIT         (UNAUDITED)
                                    1999             1999          1998     1997     1996     1995     1994     1993     1992
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET
 ALLOCATION SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period              $30.256           $31.376       $27.026  $22.902  $20.087  $16.355  $16.988  $14.665  $13.992
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $33.370           $33.337       $30.256  $27.026  $22.902  $20.087  $16.355  $16.988  $14.665
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    13,933                 2        16,196   17,958   17,521   16,019   16,507   12,914    8,580
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL GROWTH
 SUB-ACCOUNT
 (Inception date May 1, 1990)
Accumulation Unit Value at
 beginning of period              $24.940           $25.979       $19.497  $17.294  $14.963  $13.119  $13.432  $10.289  $10.472
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $40.580           $40.540       $24.940  $19.497  $17.294  $14.963  $13.119  $13.432  $10.289
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    31,887                16        34,221   36,912   36,757   29,701   30,285   17,711    7,638
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME
 SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period              $45.567           $50.800       $40.036  $32.703  $27.201  $20.178  $20.390  $18.096  $16.720
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $45.646           $45.601       $45.567  $40.036  $32.703  $27.201  $20.178  $20.390  $18.096
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Units
 outstanding at end of period
 (in thousands)                   101,229                99       108,466  108,147   96,383   76,865   67,016   53,464   32,856
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM HEALTH SCIENCES
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period              $10.849           $ 9.840       $10.000       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $10.277           $10.267       $10.849       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     8,510                51         4,962       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM HIGH YIELD SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period              $23.742           $24.985       $25.575  $22.682  $20.390  $17.476  $17.890  $15.173  $12.923
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $24.799           $24.774       $23.742  $25.575  $22.682  $20.390  $17.476  $17.890  $15.173
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    16,729                21        18,670   17,697   16,479   13,646   11,462   11,174    7,076
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM INCOME SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period              $21.305           $21.164       $19.959  $18.631  $18.448  $15.533  $16.277  $14.833  $13.994
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $20.574           $20.554       $21.305  $19.959  $18.631  $18.448  $15.533  $16.277  $14.833
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    26,918                27        29,232   26,461   29,395   30,489   33,516   37,806   27,611
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
 SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period              $13.403           $14.721       $11.451  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $21.164           $21.143       $13.403  $11.451       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    10,901                53         8,642    4,787       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL GROWTH
 AND INCOME SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period              $12.922           $14.490       $11.776  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $15.876           $15.861       $12.922  $11.776       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     9,695                 8         9,450    7,320       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------

                                YEAR ENDED DECEMBER 31,
                               -------------------------

                                1991     1990     1989
-----------------------------
PUTNAM GLOBAL ASSET
 ALLOCATION SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $11.922  $12.068  $10.545
-----------------------------
Accumulation Unit Value at
 end of period                 $13.992  $11.922  $12.068
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  5,829    4,300    3,923
-----------------------------
PUTNAM GLOBAL GROWTH
 SUB-ACCOUNT
 (Inception date May 1, 1990)
Accumulation Unit Value at
 beginning of period           $ 9.233  $10.000       --
-----------------------------
Accumulation Unit Value at
 end of period                 $10.472  $ 9.233       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  3,800    1,405       --
-----------------------------
PUTNAM GROWTH AND INCOME
 SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $14.243  $14.166  $11.848
-----------------------------
Accumulation Unit Value at
 end of period                 $16.720  $14.243  $14.166
-----------------------------
Accumulation Units
 outstanding at end of period
 (in thousands)                 19,420   10,888    7,037
-----------------------------
PUTNAM HEALTH SCIENCES
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM HIGH YIELD SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $ 9.055  $10.200  $10.624
-----------------------------
Accumulation Unit Value at
 end of period                 $12.932  $ 9.055  $10.200
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  3,296    2,072    2,680
-----------------------------
PUTNAM INCOME SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $12.100  $11.414  $10.150
-----------------------------
Accumulation Unit Value at
 end of period                 $13.994  $12.100  $11.414
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                 16,368    8,107    5,399
-----------------------------
PUTNAM INTERNATIONAL GROWTH
 SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM INTERNATIONAL GROWTH
 AND INCOME SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------

                                                                   YEAR ENDED DECEMBER 31,
                               ------------------------------------------------------------------------------------------------
                                WITHOUT THE    WITH THE OPTIONAL
                               OPTIONAL DEATH    DEATH BENEFIT
                                  BENEFIT         (UNAUDITED)
                                    1999             1999          1998     1997     1996     1995     1994     1993     1992
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL NEW
 OPPORTUNITIES SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period              $11.226           $12.423       $ 9.850  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $22.468           $22.445       $11.226  $ 9.850       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     6,013                 6         4,790    4,026       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period              $11.432           $12.179       $10.000       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $14.669           $14.655       $11.432       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    26,923               215         9,336       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM MONEY MARKET
 SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period              $ 1.538           $ 1.555       $ 1.483  $ 1.429  $ 1.379  $ 1.325  $ 1.294  $ 1.277  $ 1.250
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $ 1.591           $ 1.589       $ 1.538  $ 1.483  $ 1.429  $ 1.379  $ 1.325  $ 1.294  $ 1.277
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                   232,287               335       194,641  136,311  140,033  107,934  144,950   68,677   80,182
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES
 SUB-ACCOUNT
 (Inception date May 2, 1994)
Accumulation Unit Value at
 beginning of period              $24.805           $26.455       $20.223  $16.635  $15.312  $10.718  $10.000       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $41.424           $41.383       $24.805  $20.223  $16.635  $15.312  $10.718       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    45,291                59        44,315   42,525   38,289   15,860    3,681       --       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period              $12.151           $13.957       $11.597  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $12.014           $12.002       $12,151  $11.597       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     8,045                16         8,158    6,466       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM OTC & EMERGING
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period              $ 9.980           $11.045       $10.000       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $22.292           $22.270       $ 9.980       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     3,871                18           922       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM RESEARCH SUB-ACCOUNT
 (Inception date October 1,
 1998)
Accumulation Unit Value at
 beginning of period              $12.497           $13.682       $10.000       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $15.712           $15.696       $12.497       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     3,376                41           522       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE
 SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period              $10.000           $10.000            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $10.251           $10.241            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                       390                17            --       --       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------

                                YEAR ENDED DECEMBER 31,
                               -------------------------

                                1991     1990     1989
-----------------------------
PUTNAM INTERNATIONAL NEW
 OPPORTUNITIES SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM INVESTORS SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM MONEY MARKET
 SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $ 1.197  $ 1.124  $ 1.045
-----------------------------
Accumulation Unit Value at
 end of period                 $ 1.250  $ 1.197  $ 1.124
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                 62,638   64,849   21,986
-----------------------------
PUTNAM NEW OPPORTUNITIES
 SUB-ACCOUNT
 (Inception date May 2, 1994)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM NEW VALUE SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM OTC & EMERGING
 SUB-ACCOUNT
 (Inception date May 1, 1998)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM RESEARCH SUB-ACCOUNT
 (Inception date October 1,
 1998)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM SMALL CAP VALUE
 SUB-ACCOUNT
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------

                                                                   YEAR ENDED DECEMBER 31,
                               ------------------------------------------------------------------------------------------------
                                WITHOUT THE    WITH THE OPTIONAL
                               OPTIONAL DEATH    DEATH BENEFIT
                                  BENEFIT         (UNAUDITED)
                                    1999             1999          1998     1997     1996     1995     1994     1993     1992
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM UTILITIES GROWTH AND
 INCOME SUB-ACCOUNT
 (Inception date May 4, 1992)
Accumulation Unit Value at
 beginning of period              $22.826           $22.609       $20.143  $16.072  $14.075  $10.889  $11.876  $10.618  $10.000
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $22.360           $22.338       $22.826  $20.143  $16.072  $14.075  $10.889  $11.876  $10.618
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    21,802                21        23,490   22,198   23,096   22,892   23,090   26,176    5,956
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period              $14.316           $16.504       $12.151  $10.000       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $21.587           $21.566       $14.316  $12.151       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     9,972                35         8,596    5,662       --       --       --       --       --
-------------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period              $55.426           $60.816       $45.197  $36.228  $32.520  $23.445  $23.530  $20.102  $18.472
-------------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                    $86.479           $86.393       $55.426  $45.197  $26.228  $32.520  $23.445  $23.530  $20.102
-------------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                    46,130                39        47,034   47,284   45,912   36,379   29,315   21,915   14,667
-------------------------------------------------------------------------------------------------------------------------------

                                YEAR ENDED DECEMBER 31,
                               -------------------------

                                1991     1990     1989
-----------------------------
PUTNAM UTILITIES GROWTH AND
 INCOME SUB-ACCOUNT
 (Inception date May 4, 1992)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM VISTA SUB-ACCOUNT
 (Inception date January 2,
 1997)
Accumulation Unit Value at
 beginning of period                --       --       --
-----------------------------
Accumulation Unit Value at
 end of period                      --       --       --
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                     --       --       --
-----------------------------
PUTNAM VOYAGER SUB-ACCOUNT
 (Inception date February 1,
 1988)
Accumulation Unit Value at
 beginning of period           $12.822  $13.272  $10.170
-----------------------------
Accumulation Unit Value at
 end of period                 $18.472  $12.822  $13.272
-----------------------------
Number Accumulation Units
 outstanding at end of period
 (in thousands)                  8,419    3,714    2,968
-----------------------------

HV-2735
33-73566